Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Portfolio – Partners Small Cap Value Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 17,151	$ 15,886	$ 14,263	$ 16,383	$ 13,211	$ 12,670	$ 10,576	$ 12,221	$ 11,405	$ 9,079	$ 10,000
Variable Portfolio – Partners Small Cap Value Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 16,728	15,532	13,982	16,102	13,011	12,512	10,468	12,132	11,351	9,055	10,000
Variable Portfolio – Partners Small Cap Value Fund Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 16,939	15,709	14,119	16,241	13,109	12,591	10,523	12,178	11,379	9,065	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 19,934	$ 18,448	$ 16,091	$ 18,816	$ 14,669	$ 14,020	$ 11,455	$ 13,146	$ 12,190	$ 9,253	$ 10,000